SEGMENT INFORMATION - Schedule of Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 3,478,743	$ 4,570,970	$ 3,613,478
United States
Total revenue	2,407,088	3,035,635	2,543,925
United Kingdom [Member]
Total revenue	966,836	1,227,487	823,524
Rest of World [Member]
Total revenue	$ 104,819	$ 307,848	$ 246,029